Summary Prospectus February 1, 2010

Loomis Sayles Limited Term Government and Agency Fund

Ticker Symbol: Class A (NEFLX), Class B (NELBX) and Class C (NECLX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.funds.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges are Calculated” on page 53 of the Statutory Prospectus and on page 107 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	3.00%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)		[1]	5.00%		1.00%
Redemption fees	None	*	None	*	None	*

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.24%	0.24%	0.24%
Total annual fund operating expenses	0.99%	1.74%	1.74%
Fee reduction and/or expense reimbursement[2]	0.09%	0.09%	0.09%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	0.90%	1.65%	1.65%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A3	Class B3		Class C3
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$389	$668	$168	$268	$168
3 years	$597	$839	$539	$539	$539
5 years	$822	$1,135	$935	$935	$935
10 years**	$1,469	$1,846	$1,846	$2,044	$2,044

Natixis Income Funds	1	Summary Prospectus

1	A reduced sales charge on Class A shares applies in some cases. See the section “How Sales Charges Are Calculated” within the section “Fund Services” in the Statutory Prospectus. A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares.
2	Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90%, 1.65% and 1.65% annually of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2011 and will be reevaluated on an annual basis. This undertaking may be terminated before then only with the consent of the Fund’s Board of Trustees. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that a class’ expenses in later periods fall below the annual rates set forth in this undertaking. A class will not be obligated to pay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
3	The example is based on the Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement for the 1-year period and the Total Annual Fund Operating Expenses for the remaining periods.
*	Transaction fees may be charged for expedited payments. See the section “Selling Shares” in the Statutory Prospectus.
**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund’s portfolio characteristics including average credit rating of “AAA” by Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Services, Inc. (“Fitch”), or “Aaa” by Moody’s Investors Service, Inc. (“Moody’s”) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality, and effective duration range of two to four years (although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change).

In selecting investments for the Fund, Loomis Sayles’ research analysts work closely with the Fund’s portfolio managers to develop an outlook on the economy from research produced by various financial firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace through the use of quantitative tools such as internal and external computer systems and software. Loomis Sayles continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes. Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

In connection with its principal investment strategies, the Fund may also invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s), zero-coupon bonds, Rule 144A securities, structured notes, foreign bonds denominated in U.S. dollars and related foreign currency transactions, asset-backed securities (if rated AAA by S&P or Fitch, or Aaa by Moody’s), mortgage-related securities including mortgage dollar rolls, futures, swaps (including credit default swaps) and other derivatives. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Natixis Income Funds	2	Summary Prospectus

Principal Risks

The principal risks of investing in the Fund are summarized below. Please see “Additional Investment Risks” and “More About Risk” in the Statutory Prospectus for more information about the risks of investing in the Fund. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. Government are guaranteed as to the payment of principal and interest of the relevant entity but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. Government securities.

Credit Risk: An issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit risk, liquidity risk, correlation risk, the risk of difficulties in pricing and valuation and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund’s ability to sell them.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related securities are subject to the risks of the mortgages underlying the securities as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with

Natixis Income Funds	3	Summary Prospectus

lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares†

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital U.S. 1-5 Year Government Bond Index, an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies with maturities between one and five years. The Fund’s total returns reflect, on a class-by-class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns†

(for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Limited Term Government and Agency Fund Class A – Return Before Taxes	4.54%	3.85%	4.59%
Return After Taxes on Distributions	3.40%	2.50%	2.99%
Return After Taxes on Distributions & Sales of Fund Shares	2.93%	2.48%	2.95%
Class B – Return Before Taxes	1.94%	3.38%	4.18%
Class C – Return Before Taxes	5.93%	3.72%	4.18%
Barclays Capital U.S. 1-5 Year Government Bond Index	0.98%	4.50%	5.13%

†	The Fund’s current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role it assumed in June 2001. The bar chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund’s performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown. The returns shown in the bar chart and table for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Natixis Income Funds	4	Summary Prospectus

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

John Hyll, Portfolio Manager and Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2003.

Clifton V. Rowe, CFA, Portfolio Manager and Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Natixis Income Funds	5	Summary Prospectus

Intentionally Left Blank

ULT77-0210

Summary Prospectus February 1, 2010

Loomis Sayles Limited Term Government and Agency Fund

Ticker Symbol: Class Y (NELYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.funds.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None	*

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.50%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.22%
Total annual fund operating expenses	0.72%
Fee reduction and/or expense reimbursement[1]	0.07%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	0.65%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y2
1 year	$66
3 years	$223
5 years	$394
10 years	$888

Natixis Income Funds	1	Summary Prospectus

1	Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% annually of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2011 and will be reevaluated on an annual basis. This undertaking may be terminated before then only with the consent of the Fund’s Board of Trustees. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through this undertaking to the extent that a class’ expenses in later periods fall below the annual rates set forth in this undertaking. A class will not be obligated to pay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.
2	The example is based on the Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement for the 1-year period and the Total Annual Fund Operating Expenses for the remaining periods.
*	Transaction fees may be charged for expedited payments. See the section “Selling Shares” in the Statutory Prospectus.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund’s portfolio characteristics including average credit rating of “AAA” by Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Services, Inc. (“Fitch”), or “Aaa” by Moody’s Investors Service, Inc. (“Moody’s”) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality, and effective duration range of two to four years (although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change).

In selecting investments for the Fund, Loomis Sayles’ research analysts work closely with the Fund’s portfolio managers to develop an outlook on the economy from research produced by various financial firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace through the use of quantitative tools such as internal and external computer systems and software. Loomis Sayles continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes. Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

In connection with its principal investment strategies, the Fund may also invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s), zero-coupon bonds, Rule 144A securities, structured notes, foreign bonds denominated in U.S. dollars and related foreign currency transactions, asset-backed securities (if rated AAA by S&P or Fitch, or Aaa by Moody’s), mortgage-related securities including mortgage dollar rolls, futures, swaps (including credit default swaps) and other derivatives. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Principal Risks

The principal risks of investing in the Fund are summarized below. Please see “Additional Investment Risks” and “More About Risk” in the Statutory Prospectus for more information about the risks of investing in the Fund. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. Government are guaranteed as to the payment of principal and interest of the relevant entity but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. Government securities.

Natixis Income Funds	2	Summary Prospectus

Credit Risk: An issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit risk, liquidity risk, correlation risk, the risk of difficulties in pricing and valuation and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund’s ability to sell them.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related securities are subject to the risks of the mortgages underlying the securities as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Total Returns for Class Y Shares†

Natixis Income Funds	3	Summary Prospectus

The table below shows how the average annual total returns (before and after taxes) for the one-year, five year and ten-year periods compare to those of the Barclays Capital U.S. 1-5 Year Government Bond Index, an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies with maturities between one and five years. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares.

Average Annual Total Returns†

(for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Limited Term Government and Agency Fund Class Y – Return Before Taxes	8.08%	4.77%	5.24%
Return After Taxes on Distribution	6.81%	3.30%	3.52%
Return After Taxes on Distribution & Sales of Fund Shares	5.23%	3.20%	3.44%
Barclays Capital U.S. 1-5 Year Government Bond Index	0.98%	4.50%	5.13%

†	The Fund’s current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund’s performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown. The returns shown in the bar chart and table for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

John Hyll, Portfolio Manager and Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2003.

Clifton V. Rowe, CFA, Portfolio Manager and Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

Natixis Income Funds	4	Summary Prospectus

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YULT77-0210

Natixis Income Funds	5	Summary Prospectus